Income tax (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profits tax rates value	$ 2,000,000	$ 2,000,000	$ 2,000,000
Tax rate effect from change in tax rate	8.25%	8.25%	8.25%
Tax rate effect of adjustments for current tax of prior periods	16.50%	16.50%	16.50%
Taxed at a flat rate percentage	16.50%
Applicable tax rate	20.00%
[custom:UnrecognisedTaxLosses]	$ 60,921,000	$ 33,355,000	$ 38,515,000